Shareholder Report, Holdings (Details)	May 31, 2025
C000005044 | U.S. Treasury Notes8708287
Holdings [Line Items]
Percent of Total Investments	2.20%
C000005044 | Comcast Corp.8680645
Holdings [Line Items]
Percent of Total Investments	2.20%
C000005044 | U.S. Treasury Notes8708302
Holdings [Line Items]
Percent of Total Investments	1.60%
C000005044 | U.S. Treasury Notes8708294
Holdings [Line Items]
Percent of Total Investments	1.40%
C000005044 | Bank of America Corp.8680481
Holdings [Line Items]
Percent of Total Investments	1.30%
C000005044 | Prologis8693512
Holdings [Line Items]
Percent of Total Investments	1.20%
C000005044 | American Express8680465
Holdings [Line Items]
Percent of Total Investments	1.20%
C000005044 | Prologis8693516
Holdings [Line Items]
Percent of Total Investments	1.10%
C000005044 | Citibank8680527
Holdings [Line Items]
Percent of Total Investments	0.60%
C000005044 | FNMA8710072
Holdings [Line Items]
Percent of Total Investments	0.60%
C000005044 | Non-Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000005044 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005044 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000005044 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000005044 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000005044 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000005044 | U.S. Government & Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000048038 | U.S. Treasury Notes8708287
Holdings [Line Items]
Percent of Total Investments	2.20%
C000048038 | Comcast Corp.8680645
Holdings [Line Items]
Percent of Total Investments	2.20%
C000048038 | U.S. Treasury Notes8708302
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048038 | U.S. Treasury Notes8708294
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048038 | Bank of America Corp.8680481
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048038 | Prologis8693512
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048038 | American Express8680465
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048038 | Prologis8693516
Holdings [Line Items]
Percent of Total Investments	1.10%
C000048038 | Citibank8680527
Holdings [Line Items]
Percent of Total Investments	0.60%
C000048038 | FNMA8710072
Holdings [Line Items]
Percent of Total Investments	0.60%
C000048038 | Non-Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000048038 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000048038 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000048038 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000048038 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000048038 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000048038 | U.S. Government & Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	59.70%
C000048039 | U.S. Treasury Notes8708287
Holdings [Line Items]
Percent of Total Investments	2.20%
C000048039 | Comcast Corp.8680645
Holdings [Line Items]
Percent of Total Investments	2.20%
C000048039 | U.S. Treasury Notes8708302
Holdings [Line Items]
Percent of Total Investments	1.60%
C000048039 | U.S. Treasury Notes8708294
Holdings [Line Items]
Percent of Total Investments	1.40%
C000048039 | Bank of America Corp.8680481
Holdings [Line Items]
Percent of Total Investments	1.30%
C000048039 | Prologis8693512
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048039 | American Express8680465
Holdings [Line Items]
Percent of Total Investments	1.20%
C000048039 | Prologis8693516
Holdings [Line Items]
Percent of Total Investments	1.10%
C000048039 | Citibank8680527
Holdings [Line Items]
Percent of Total Investments	0.60%
C000048039 | FNMA8710072
Holdings [Line Items]
Percent of Total Investments	0.60%
C000048039 | Non-Agency CMBS
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000048039 | Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000048039 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000048039 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000048039 | Corporate Bond
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000048039 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000048039 | U.S. Government & Agency Obligation
Holdings [Line Items]
Percent of Net Asset Value	59.70%